Organization and Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Changes in the allowance for doubtful accounts
Balance, Beginning of Year	$ 500	$ 500	$ 500
Provision for Doubtful Accounts	0	0	0
Net Write-Offs	0	0	0
Balance, End of Year	$ 500	$ 500	$ 500